Segment and geographic information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment and geographic information	Segment and geographic information
Revenue attributable to the Company's domicile and other geographic areas based on the location of the buyers was as follows:

	Year Ended December 31,
	2019	2020	2021

United States	$29,803	$41,439	$61,098
Europe	16,395	19,998	29,759
Asia Pacific	13,756	16,066	21,560
United Kingdom	5,244	8,802	14,639
Israel	839	1,317	2,127
Other	4,553	5,864	8,485
Total	$70,590	$93,486	$137,668

Property and equipment by geographical areas were as follows:

	December 31,
	2020	2021

Israel	$5,522	$5,389
Other	568	967
Total	$6,090	$6,356